Long-Term Debt And Equity Financings (Schedule Of Outstanding Preferred Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, par value	$ 0.01
Preferred stock, authorized	100,000,000
Preferred stock, shares outstanding	0
Preferred stock, issued	$ 142	[1]	$ 142	[1]
Preferred stock, voluntary liquidation	$ 106
Union Electric Company [Member]
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, issued	80		80
Union Electric Company [Member] | Par Value $100 [Member]
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, par value	$ 100
Preferred stock, authorized	25,000,000
Union Electric Company [Member] | Series $3.50 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 3.50
Preferred stock, shares outstanding	130,000
Preferred stock, redemption price per share	$ 110
Preferred stock, issued	13		13
Union Electric Company [Member] | Series $3.70 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 3.70
Preferred stock, shares outstanding	40,000
Preferred stock, redemption price per share	$ 105
Preferred stock, issued	4		4
Union Electric Company [Member] | Series $4.00 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 4.00
Preferred stock, shares outstanding	150,000
Preferred stock, redemption price per share	$ 106
Preferred stock, issued	15		15
Union Electric Company [Member] | Series $4.30 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 4.30
Preferred stock, shares outstanding	40,000
Preferred stock, redemption price per share	$ 105
Preferred stock, issued	4		4
Union Electric Company [Member] | Series $4.50 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 4.50
Preferred stock, shares outstanding	213,595
Preferred stock, redemption price per share	$ 110	[2]
Preferred stock, issued	21		21
Union Electric Company [Member] | Series $4.56 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 4.56
Preferred stock, shares outstanding	200,000
Preferred stock, redemption price per share	$ 102
Preferred stock, issued	20		20
Union Electric Company [Member] | Series $4.75 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 4.75
Preferred stock, shares outstanding	20,000
Preferred stock, redemption price per share	$ 102
Preferred stock, issued	2		2
Union Electric Company [Member] | Series $5.50 [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, per-dollar amount	$ 5.50
Preferred stock, shares outstanding	14,000
Preferred stock, redemption price per share	$ 110
Preferred stock, issued	1		1
Ameren Illinois Company [Member]
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, issued	62		62
Ameren Illinois Company [Member] | Par Value $100 [Member]
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, par value	$ 100
Preferred stock, authorized	2,000,000
Ameren Illinois Company [Member] | Series 4.00% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.00%
Preferred stock, shares outstanding	144,275
Preferred stock, redemption price per share	$ 101
Preferred stock, issued	14		14
Ameren Illinois Company [Member] | Series 4.08% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.08%
Preferred stock, shares outstanding	45,224
Preferred stock, redemption price per share	$ 103
Preferred stock, issued	5		5
Ameren Illinois Company [Member] | Series 4.20% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.20%
Preferred stock, shares outstanding	23,655
Preferred stock, redemption price per share	$ 104
Preferred stock, issued	2		2
Ameren Illinois Company [Member] | Series 4.25% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.25%
Preferred stock, shares outstanding	50,000
Preferred stock, redemption price per share	$ 102
Preferred stock, issued	5		5
Ameren Illinois Company [Member] | Series 4.26% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.26%
Preferred stock, shares outstanding	16,621
Preferred stock, redemption price per share	$ 103
Preferred stock, issued	2		2
Ameren Illinois Company [Member] | Series 4.42% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.42%
Preferred stock, shares outstanding	16,190
Preferred stock, redemption price per share	$ 103
Preferred stock, issued	2		2
Ameren Illinois Company [Member] | Series 4.70% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.70%
Preferred stock, shares outstanding	18,429
Preferred stock, redemption price per share	$ 103
Preferred stock, issued	2		2
Ameren Illinois Company [Member] | Series 4.90% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.90%
Preferred stock, shares outstanding	73,825
Preferred stock, redemption price per share	$ 102
Preferred stock, issued	7		7
Ameren Illinois Company [Member] | Series 4.92% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	4.92%
Preferred stock, shares outstanding	49,289
Preferred stock, redemption price per share	$ 104
Preferred stock, issued	5		5
Ameren Illinois Company [Member] | Series 5.16% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	5.16%
Preferred stock, shares outstanding	50,000
Preferred stock, redemption price per share	$ 102
Preferred stock, issued	5		5
Ameren Illinois Company [Member] | Series 6.625% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	6.625%
Preferred stock, shares outstanding	124,274
Preferred stock, redemption price per share	$ 100
Preferred stock, issued	12		12
Ameren Illinois Company [Member] | Series 7.75% [Member]
Long-Term Debt And Equity Financings [Line Items]
Dividend rate on preferred shares, percentage	7.75%
Preferred stock, shares outstanding	4,542
Preferred stock, redemption price per share	$ 100
Preferred stock, issued	$ 1		$ 1

[1]	(b)Preferred stock not subject to mandatory redemption of Ameren's subsidiaries was included in "Noncontrolling Interests" on Ameren's consolidated balance sheet.
[2]	In the event of voluntary liquidation, $105.50